Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents.
Cash at banks	€ 75,838	€ 111,950
Total cash and cash equivalents	€ 75,838	€ 111,950	€ 105,580	€ 48,099